Leases - Schedule of minimum future lease payments under the previous lease guidance (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Leases
Rent expense	$ 1,100	$ 2,200	$ 4,400	$ 5,700
Operating leases
2022			4,334
2023			4,332
2024			4,174
2025			3,286
2026			2,377
Thereafter			4,373
Total			$ 22,876